Operating segment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of detailed information of geographical revenue segment information	Geographical revenue segment information is shown as follows:

	2025	2024	2023
Domestic	$1,966,895	2,242,026	2,036,773
International	3,393,675	3,377,828	2,879,324

	$5,360,570	5,619,854	4,916,097